Schedule II Condensed Financial Information of Registrant - Narrative (Details) € in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2015 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Sep. 22, 2015 EUR (€)	Jan. 14, 2015 EUR (€)
Condensed Financial Statements, Captions [Line Items]
Investment in note receivable | €	€ 5
Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Intercompany note payable				$ 100,000,000
Debt instrument, interest rate				0.35%
Repayments of debt			$ 80,000,000
Parent Company
Condensed Financial Statements, Captions [Line Items]
Debt instrument, interest rate					1.50%
Commitment to lend to related party | €					€ 51	€ 5
Investment in note receivable		$ 0	$ 5,000,000	$ 0
Line of Credit | Revolving Credit Agreement
Condensed Financial Statements, Captions [Line Items]
Debt instrument term		5 years
Maximum borrowing capacity		$ 1,000,000,000